Please file this Prospectus Supplement with your records.


                               STRONG GROWTH FUNDS
                                 Investor Class

                              STRONG BLUE CHIP FUND
                              STRONG DISCOVERY FUND
                              STRONG ENDEAVOR FUND
                             STRONG ENTERPRISE FUND
                               STRONG GROWTH FUND
                              STRONG GROWTH 20 FUND
                          STRONG LARGE CAP GROWTH FUND
                        STRONG LARGE COMPANY GROWTH FUND
                        STRONG U.S. EMERGING GROWTH FUND


Supplement to the Prospectus dated May 1, 2003, as supplemented on December 3, 2003

Strong Endeavor Fund
Effective immediately, Mr. Thomas J. Pence is the sole Portfolio Manager of the Strong Endeavor Fund. His biography can be found on page 23 of the prospectus.

Strong Discovery Fund
Effective October 1, 2003, Mr. James M. Leach and Mr. Thomas J. Pence are the Portfolio Co-Managers of the Strong Discovery Fund. Mr. Leach's biography can be found below, and Mr. Pence's biography can be found on page 23 of the Growth Funds prospectus.

     James M. Leach co-manages the Discovery Fund. Mr. Leach has earned the right to use the Chartered Financial Analyst(R) designation. Mr. Leach joined Strong in October 2000. From October 2000 to September 2003 he was a portfolio manager for institutional mid-cap equity accounts. From April 1999 to October 2000, Mr. Leach was responsible for assisting in the portfolio management and research effort for Conseco Capital Management's equity portfolios. Prior to joining Conseco, Mr. Leach was a vice president and equity analyst at Bankers Trust in New York. Mr. Leach received his bachelor's degree in mechanical engineering from the University of
     California at Santa Barbara in 1990 and his master's of business administration degree in finance from New York University's Stern School of Business in 1995.

Strong Growth Fund
Effective June 30, 2003, Mr. Thomas C. Ognar is the sole Portfolio Manager of the Strong Growth Fund. His biography can be found on page 22 of the prospectus.

Strong Growth 20 Fund
Effective June 30, 2003, Mr. Brandon M. Nelson is the Portfolio Manager of the Strong Growth 20 Fund. His biography can be found below.

     Brandon M. Nelson manages the Growth 20 Fund. Mr. Nelson joined Strong in July 1996 and has earned the right to use the Chartered Financial Analyst(R) designation. He has managed the Fund since June 2003. From March 2003 to June 2003, he was an equity Portfolio Co-Manager. From July 1996 to October 2000, Mr. Nelson was an equity research analyst. Since October 2000, he has been a manager for equity accounts. Mr. Nelson received a bachelor's degree in business administration from the University of Wisconsin-Madison in 1994, a master's of science degree in finance from the University of Wisconsin-Madison in 1996, and was selected to participate in the Applied Security Analysis Program.

Strong Large Cap Growth Fund
Effective June 30, 2003, Mr. Bruce C. Olson is the sole Portfolio Manager of the Strong Large Cap Growth Fund. His biography can be found on page 22 of the prospectus.


       The date of this Prospectus Supplement is March 22, 2004.